Inventories (Tables)	3 Months Ended
Mar. 31, 2019
Inventory Disclosure [Abstract]
Schedule of Inventory, Net
Inventories, net of obsolete, unmarketable and slow moving reserves is as follows:

	March 31, 2019	December 31, 2018
	(In thousands)
Raw materials, consumables and supplies, net	$71,876	$73,460
Work in process	231	1,246
Finished goods, net	101,435	108,923
Total	$173,542	$183,629